Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2023
Land Use Rights [Abstract]
Schedule of Land Use Rights	Land use rights consisted of the following:
	As of December 31,
	2022	2023
Cost:
Land use rights	47,334,839	47,334,839
Less: Accumulated amortization	(11,514,207)	(12,460,904)
Land use rights, net	35,820,632	34,873,935